Federated Hermes Floating Rate Strategic Income Fund
(formerly, Federated Floating Rate Strategic Income Fund)
Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$43,475		FHLMC ARM, 3.785%, 5/1/2034	$45,808
90,499		FHLMC ARM, 3.979%, 8/1/2035	95,280
62,029		FHLMC ARM, 4.206%, 7/1/2034	65,061
31,662		FHLMC ARM, 4.500%, 5/1/2036	33,334
		TOTAL	239,483
		Federal National Mortgage Association ARM—0.0%
55,814		FNMA ARM, 3.585%, 2/1/2036	58,329
30,916		FNMA ARM, 3.640%, 9/1/2035	32,089
24,209		FNMA ARM, 4.105%, 4/1/2034	25,279
		TOTAL	115,697
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $356,909)	355,180
		CORPORATE BONDS—1.8%
		Financial Institutions—0.4%
1,630,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.880% (Secured Overnight Financing Rate +0.800%), 3/17/2023	1,621,294
900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.990% (3-month USLIBOR +0.640%), 12/1/2021	898,373
		TOTAL	2,519,667
		Gaming—0.3%
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,667,290
		Health Care—0.7%
2,625,000		Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	2,318,177
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,103,600
		TOTAL	4,421,777
		Independent Energy—0.1%
1,500,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	994,688
		Media Entertainment—0.1%
475,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	439,596
		Pharmaceuticals—0.2%
4,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	800,000
2,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	505,000
		TOTAL	1,305,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,415,625)	11,348,018
	[1]	ASSET-BACKED SECURITIES—4.7%
		Auto Receivables—0.4%
2,300,000		BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.504% (1-month USLIBOR +0.320%), 5/15/2023	2,304,025
		Credit Card—0.8%
3,000,000		Gracechurch Card PLC 2018-1A, Class A, 0.584% (1-month USLIBOR +0.400%), 7/15/2022	2,999,529
2,100,000		Master Credit Card Trust 2018-1A, Class A, 0.680% (1-month USLIBOR +0.490%), 7/21/2024	2,069,347
		TOTAL	5,068,876
		Finance Companies—3.5%
1,500,000		Anchorage Capital CLO Ltd. 20-15A, Class A, 2.152%, (3-month USLIBOR+1.850%), 7/20/2031	1,500,000
1,000,000		Anchorage Capital CLO Ltd. 20-15A, Class B1, 2.752%, (3-month USLIBOR+2.450%), 7/20/2031	1,000,000
2,000,000		Ballyrock Ltd. 2019-2A, Class A1A, 1.626% (3-month USLIBOR +1.250%), 11/20/2030	1,972,045

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Finance Companies—continued
$2,000,000		Ballyrock Ltd. 2019-2A, Class B, 3.126% (3-month USLIBOR +2.750%), 11/20/2030	$1,975,757
1,000,000		GoldenTree Loan Management US 2020-7A, Class A, 2.308% (3-month USLIBOR +1.900%), 4/20/2031	1,005,520
750,000		GoldenTree Loan Management US 2020-7A, Class C, 3.958% (3-month USLIBOR +3.550%), 4/20/2031	753,031
2,500,000		OCP CLO Ltd 2020-18A, Class A, 2.053% (3-month USLIBOR +1.800%), 4/20/2030	2,512,146
1,000,000		OCP CLO Ltd 2020-18A, Class C, 3.173% (3-month USLIBOR +2.920%), 4/20/2030	999,982
868,124		Palmer Square Loan Funding 2019-4A, Class A1, 1.920% (3-month USLIBOR +0.900%), 10/24/2027	848,975
2,500,000		Palmer Square Loan Funding 2019-4A, Class A2, 2.620% (3-month USLIBOR +1.600%), 10/24/2027	2,437,933
600,000		Palmer Square Loan Funding Ltd 2020-3A, Class C, 4.235% (3-month USLIBOR +3.930%), 7/20/2028	585,098
2,000,000		Parallel Ltd. 2017-1A, Class DR, 4.235% (3-month USLIBOR +3.100%), 7/20/2029	1,692,215
3,000,000		Stratus CLO, Ltd. 2020-1A, Class A, 3.285% (3-month USLIBOR +1.980%), 5/1/2028	2,984,751
2,000,000		Stratus CLO, Ltd. 2020-1A, Class C, 6.005% (3-month USLIBOR +4.700%), 5/1/2028	2,018,616
		TOTAL	22,286,069
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $29,882,624)	29,658,970
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—8.8%
		Federal Home Loan Mortgage Corporation—3.0%
138,413		REMIC, Series 3122, Class FE, 0.484% (1-month USLIBOR +0.300%), 3/15/2036	138,270
534,483		REMIC, Series 3241, Class FM, 0.564% (1-month USLIBOR +0.380%), 11/15/2036	535,238
4,070,102		REMIC, Series 4903, Class NF, 0.584% (1-month USLIBOR +0.400%), 8/25/2049	4,072,814
14,521,655		REMIC, Series 4911, Class FB, 0.634% (1-month USLIBOR +0.450%), 9/25/2049	14,591,523
		TOTAL	19,337,845
		Federal National Mortgage Association—5.5%
386,680		REMIC, Series 2006-111, Class FA, 0.564% (1-month USLIBOR +0.380%), 11/25/2036	387,481
1,753,461		REMIC, Series 2006-85, Class PF, 0.564% (1-month USLIBOR +0.380%), 9/25/2036	1,754,888
623,605		REMIC, Series 2006-99, Class AF, 0.604% (1-month USLIBOR +0.420%), 10/25/2036	625,986
113,168		REMIC, Series 2010-134, Class BF, 0.614% (1-month USLIBOR +0.430%), 10/25/2040	113,323
230,689		REMIC, Series 2010-135, Class FP, 0.584% (1-month USLIBOR +0.400%), 12/25/2040	231,069
342,562		REMIC, Series 2012-135, Class FA, 0.484% (1-month USLIBOR +0.300%), 11/25/2039	342,307
687,884		REMIC, Series 2012-79, Class F, 0.634% (1-month USLIBOR +0.450%), 7/25/2042	690,059
5,405,998		REMIC, Series 2018-35, Class FA, 0.484% (1-month USLIBOR +0.300%), 5/25/2048	5,391,911
4,813,483		REMIC, Series 2019-24, Class BF, 0.584% (1-month USLIBOR +0.400%), 5/25/2049	4,828,866
5,968,622		REMIC, Series 2019-59, Class FA, 0.634% (1-month USLIBOR +0.450%), 10/25/2049	5,972,933
4,939,646		REMIC, Series 2020-27, Class FD, 0.634% (1-month USLIBOR +0.450%), 5/25/2050	4,951,614
9,985,649		REMIC, Series 2020-36, Class FH, 0.634% (1-month USLIBOR +0.450%), 6/25/2050	9,970,187
		TOTAL	35,260,624
		Non-Agency Mortgage—0.3%
1,624,000		Silverstone Master Issuer 2018-1A, Class 1A, 1.499% (3-month USLIBOR +0.390%), 1/21/2070	1,620,317
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $56,384,639)	56,218,786
	[1]	FLOATING RATE LOANS—0.6%
		Gaming—0.3%
2,052,994		Seminole Tribe of Florida, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 7/6/2024	1,977,618
		Health Care—0.1%
488,806		HCA, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 3/13/2025	480,252
200,972		HCA, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 3/18/2026	197,078
		TOTAL	677,330
		Packaging—0.2%
980,050		Berry Plastics Group, Inc., Term Loan—1st Lien, 2.176% (1-month USLIBOR +2.000%), 7/1/2026	939,687
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $3,711,667)	3,594,635

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—84.2%
49,743,498	Federated Bank Loan Core Fund	$454,158,133
37,692,853	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[2]	37,719,238
4,989,696	Project and Trade Finance Core Fund	43,709,741
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $577,037,041)	535,587,112
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $683,788,505)	636,762,701
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(1,048,728)
	TOTAL NET ASSETS—100%	$635,713,973
Affiliated holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
	Federated Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares 3/31/2020	61,471,367	4,468,514	7,280,653	73,220,534
Purchases/Additions	—	128,668,588	—	128,668,588
Sales/Reductions	(11,727,869)	(95,444,249)	(2,290,957)	(109,463,075)
Balance of Shares Held 6/30/2020	49,743,498	37,692,853	4,989,696	92,426,047
Value	$454,158,133	$37,719,238	$43,709,741	$535,587,112
Change in Unrealized Appreciation/Depreciation	$44,767,664	$(4,560)	$1,624,921	$46,388,025
Net Realized Gain/(Loss)	$(13,263,287)	$13,989	$(1,038,443)	$(14,287,741)
Dividend Income	$5,683,096	$17,532	$444,197	$6,144,825
*	At June 30, 2020, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Bank Loan Core Fund (BLCORE).
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE, a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 71.4% of its net assets at June 30, 2020. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$355,180	$—	$355,180
Corporate Bonds	—	11,348,018	—	11,348,018
Asset-Backed Securities	—	29,658,970	—	29,658,970
Collateralized Mortgage Obligations	—	56,218,786	—	56,218,786
Floating Rate Loans	—	3,594,635	—	3,594,635
Investment Companies[1]	491,877,371	—	—	535,587,112
TOTAL SECURITIES	$491,877,371	$101,175,589	$—	$636,762,701
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $43,709,741 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit